UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02884

Barrett Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
 (Address of principal executive offices) (Zip code)

Peter H. Shriver, President
90 Park Avenue
New York, NY 10016
(Name and address of agent for service)

(212) 983-5080
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

Barrett Opportunity Fund
Schedule of Investments
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.57%
Beverage and Tobacco Product Manufacturing - 1.26%
PepsiCo, Inc.	10,000	$807,700
Chemical Manufacturing - 2.14%
Abbott Laboratories	12,000	440,040
AbbVie, Inc.	12,000	512,280
Johnson & Johnson	5,000	420,900
		1,373,220
Computer and Electronic Product Manufacturing - 7.25%
Koninklijke Philips Electronics NV - NY Registered Shares - ADR	164,710	4,656,352
Credit Intermediation and Related Activities - 11.15%
The Bank of New York Mellon Corp.	238,471	7,168,438
Data Processing, Hosting and Related Services - 1.60%
Automatic Data Processing, Inc.	15,000	1,030,800
Insurance Carriers and Related Activities - 19.31%
The Chubb Corp.	142,500	12,411,750
Merchant Wholesalers, Nondurable Goods - 3.17%
Monsanto Co.	20,242	2,037,155
Miscellaneous Manufacturing - 1.72%
3M Co.	10,000	1,102,700
Petroleum and Coal Products Manufacturing - 21.62%
Murphy Oil Corp.	87,300	5,527,836
Royal Dutch Shell PLC - Class A - ADR	126,100	8,369,257
		13,897,093
Real Estate - 7.09%
Alexander & Baldwin, Inc. (a)	22,800	804,612
Forest City Enterprises, Inc. - Class A (a)	87,400	1,639,624
Forest City Enterprises, Inc. - Class B (a)(b)	112,500	2,115,563
		4,559,799
Transportation Equipment Manufacturing - 9.76%
General Dynamics Corp.	81,400	6,275,940
Waste Management and Remediation Services - 0.80%
TRC Cos, Inc. (a)	86,850	514,152
Wood Product Manufacturing - 5.70%
Leucadia National Corp.	116,800	3,665,184
Total Common Stocks Cost ($6,934,582)		59,500,283

REAL ESTATE INVESTMENT TRUST (REIT) - 7.02%
Real Estate - 7.02%
Rayonier, Inc.	81,485	4,514,269
Total Real Estate Investment Trust Cost ($761,460)		4,514,269

SHORT-TERM INVESTMENT - 0.13%
Money Market Fund - 0.13%
Fidelity Institutional Money Market Fund - Government Portfolio - Class I, 0.01% (c)	84,262	84,262
Total Short-Term Investment Cost ($84,262)		84,262

Total Investments (Cost $7,780,304) - 99.72%		64,098,814
Other Assets in Excess of Liabilities - 0.28%		178,479
Total Net Assets - 100.00%		$64,277,293

Percentages stated are a percentage of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Convertible into Forest City Enterprises, Inc. - Class A shares.
(c)	Variable rate security. The rate listed is as of May 31, 2013.

The accompanying notes are an integral part of this Schedule of Investments.

Notes to the Schedule of Investments (Unaudited)

1)	Investment Valuation

Equity securities, including common stocks and REITs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  Equity securities for which there is no official closing price are valued at the mean of the bid and ask prices.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC Topic 820”), establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

	Level 1 -	quoted prices in active markets for identical investments as of the measurement date

	Level 2 -	other significant observable inputs (including quoted prices fro similar investments, interest rates, prepayment speeds, credit risk, etc.)

	Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets include active listed equities, REITs and certain money market securities, and are classified within Level 1. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value as of May 31, 2013. The inputs and methodologies used to value securities may not be an indication of the risk associated with investing in these securities.

Investments at Value	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Staples	807,700	807,700	-	-
Energy	13,897,093	13,897,093	-	-
Financials	27,805,171	25,689,608	2,115,563	-
Health Care	1,373,220	1,373,220	-	-
Industrials	12,549,144	12,549,144	-	-
Information Technology	1,030,800	1,030,800	-	-
Materials	2,037,155	2,037,155	-	-
Total Common Stock	59,500,283	57,384,720	2,115,563	-
Total Real Estate Investment Trusts*	4,514,269	4,514,269	-	-
Total Money Market Fund	84,262	84,262	-	-
Total Investments	$64,098,814	$61,983,251	$2,115,563	$-

* For further information regarding security characteristics, please see the Schedule of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Barrett Opportunity Fund
Transfers Into Level 1	$-
Transfers Out of Level 1	(2,115,563)
Net Transfers Into/(Out of ) Level 1	(2,115,563)
Transfers Into Level 2	2,115,563
Transfers Out of Level 2	-
Net Transfers Into/(Out of ) Level 2	$2,115,563

The movement from Level 1 to Level 2 in the Barrett Opportunity Fund was due the securities being priced using the mean of the bid and ask price due to the lack of trading volume on May 31, 2013. Transfers between levels are recognized at the end of the reporting period. The Fund did not hold any investments during the period ended May 31, 2013 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting period.

2)	The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows**:

	Cost of investments	$7,780,304
	Gross unrealized appreciation	56,318,510
	Gross unrealized depreciation	-
	Net unrealized appreciation	$56,318,510

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barrett Opportunity Fund

By (Signature and Title) /s/ Peter H. Shriver
 Peter H. Shriver, President

Date  July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Peter H. Shriver
  Peter H. Shriver, President

Date  July 25, 2013

By (Signature and Title)*/s/ John G. Youngman
  John G. Youngman, Treasurer

Date  July 22, 2013

* Print the name and title of each signing officer under his or her signature.